World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2015

Dates Covered
Collections Period	02/01/15 - 02/28/15
Interest Accrual Period	02/17/15 - 03/15/15
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/15	906,332,613.32	39,947
Yield Supplement Overcollateralization Amount 01/31/15	43,925,747.12	0
Receivables Balance 01/31/15	950,258,360.44	39,947
Principal Payments	22,539,404.62	399
Defaulted Receivables	1,539,724.03	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/15	42,272,308.11	0
Pool Balance at 02/28/15	883,906,923.68	39,492

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	87.12%

Prepayment ABS Speed	1.05%

Overcollateralization Target Amount	39,775,811.57
Actual Overcollateralization	39,775,811.57

Weighted Average APR	3.99%
Weighted Average APR, Yield Adjusted	5.98%
Weighted Average Remaining Term	61.49

Delinquent Receivables:
Past Due 31-60 days	6,819,011.40	277
Past Due 61-90 days	1,514,830.90	64
Past Due 91 + days	341,348.37	17
Total	8,675,190.67	358

Total 31+ Delinquent as % Ending Pool Balance	0.98%

Recoveries	1,125,290.35

Aggregate Net Losses/(Gains) - February 2015	414,433.68
Current Net Loss Ratio (Annualized)	0.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Flow of Funds	$ Amount

Collections	26,656,058.27
Advances	(19,902.01)
Investment Earnings on Cash Accounts	3,087.08
Servicing Fee	(791,881.97)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	25,847,361.37

Distributions of Available Funds
(1) Class A Interest	626,773.53
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	24,712,122.04
(7) Distribution to Certificateholders	474,779.55
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,847,361.37

Servicing Fee	791,881.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 02/17/15	868,843,234.15
Principal Paid	24,712,122.04
Note Balance @ 03/16/15	844,131,112.11

Class A-1
Note Balance @ 02/17/15	66,513,234.15
Principal Paid	24,712,122.04
Note Balance @ 03/16/15	41,801,112.11
Note Factor @ 03/16/15	22.4737162%

Class A-2a
Note Balance @ 02/17/15	160,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	160,000,000.00
Note Factor @ 03/16/15	100.0000000%

Class A-2b
Note Balance @ 02/17/15	160,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	160,000,000.00
Note Factor @ 03/16/15	100.0000000%

Class A-3
Note Balance @ 02/17/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	354,000,000.00
Note Factor @ 03/16/15	100.0000000%

Class A-4
Note Balance @ 02/17/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	107,600,000.00
Note Factor @ 03/16/15	100.0000000%

Class B
Note Balance @ 02/17/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 03/16/15	20,730,000.00
Note Factor @ 03/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	660,459.78
Total Principal Paid	24,712,122.04
Total Paid	25,372,581.82

Class A-1
Coupon	0.23000%
Interest Paid	11,473.53
Principal Paid	24,712,122.04
Total Paid to A-1 Holders	24,723,595.57

Class A-2a
Coupon	0.60000%
Interest Paid	80,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	80,000.00

Class A-2b
One-Month Libor	0.17300%
Coupon	0.40300%
Interest Paid	48,360.00
Principal Paid	0.00
Total Paid to A-2b Holders	48,360.00

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6682584
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.0039178
Total Distribution Amount	25.6721762

A-1 Interest Distribution Amount	0.0616856
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	132.8608712
Total A-1 Distribution Amount	132.9225568

A-2a Interest Distribution Amount	0.5000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.5000000

A-2b Interest Distribution Amount	0.3022500
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3022500

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/15	97,785.42
Balance as of 02/28/15	77,883.41
Change	(19,902.01)

Reserve Account
Balance as of 02/17/15	2,527,722.68
Investment Earnings	290.87
Investment Earnings Paid	(290.87)
Deposit/(Withdrawal)	-
Balance as of 03/16/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68